Lease Obligations and Commitments	12 Months Ended
Dec. 31, 2023
Lease Obligations and Commitments [Abstract]
LEASE OBLIGATIONS AND COMMITMENTS

19.    LEASE OBLIGATIONS AND COMMITMENTS

Lease Liabilities

Lease liabilities recognized as of January 1, 2022	$367,884
Change in lease liabilities	(239,324)
Less: current portion	128,560
At December 31, non-current portion	—
Lease liabilities recognized as of January 1, 2023	128,560
Change in lease liabilities	(128,560)
At December 31, 2023	0

On August 1, 2015, the Company entered into a cost sharing arrangement agreement for the provision of office space and various administrative services. In May of 2018, the Company extended the cost sharing arrangement to July of 2022 at a monthly fee of CAD $7,000 plus GST per month.

On September 6, 2017, the Company entered into a rental agreement for office space in Los Angeles, California. Under the terms of the agreement the Company will pay $17,324 per month commencing on October 1, 2017 until June 30, 2023.

On April 30, 2023, the Company vacated its leased office space in Los Angeles, California in accordance with the termination of the lease. As of December 31, 2023, the Company operates using a fully remote workforce and does not have any long-term lease agreements for office space or other long-term assets. As such, the remaining right-of-use asset balance is $0.